UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: May 31, 2011
Date of reporting period: February 28, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ February 28, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	U.S. Government Agencies & Obligations (82.3%)
	Commercial Bank — FDIC Guaranteed (3.1%)
$8,000	PNC Funding Corp.	2.30	%	06/22/12	$8,198,744

	Diversified Financial Services — FDIC Guaranteed (26.4%)
14,820	Ally Financial, Inc.	2.20		12/19/12	15,210,181
	Bank of America Corp.
3,000		2.375		06/22/12	3,074,676
10,400		3.125		06/15/12	10,750,002
	Citigroup Funding, Inc. (a)
4,000		2.125		07/12/12	4,088,716
4,100		2.25		12/10/12	4,209,117
	General Electric Capital Corp.
1,400		2.125		12/21/12	1,435,871
5,300		2.20		06/08/12	5,417,061
	General Electric Capital Corp. (Series G)
1,550		2.00		09/28/12	1,585,042
6,470		2.625		12/28/12	6,692,270
3,000	Goldman Sachs Group, Inc. (The)	3.25		06/15/12	3,106,146
14,500	JPMorgan Chase & Co.	2.125		12/26/12	14,888,267

					70,457,349

	Finance — Consumer Loans — FDIC Guaranteed (4.4%)
11,300	John Deere Capital Corp.	2.875		06/19/12	11,654,357

	Savings & Loan/Thrifts — Southern U.S. — U.S. Government Guaranteed (4.6%)
12,100	U.S. Central Federal Credit Union	1.90		10/19/12	12,349,756

	Super-Regional Banks — U.S. — FDIC Guaranteed (5.6%)
6,600	Citibank NA (a)	1.75		12/28/12	6,723,756
7,950	Wells Fargo & Co.	2.125		06/15/12	8,125,266

					14,849,022

	U.S. Government Agencies (27.4%)
2,900	FDIC Structured Sale Guaranteed Notes Ser. A-1 (144A) — FDIC Guaranteed (b)	0.00		10/25/11	2,889,850
5,000	Federal Home Loan Bank	3.125		12/13/13	5,250,955
12,000	Federal Home Loan Mortgage Corporation	4.50		01/15/14	13,093,956
	Federal National Mortgage Association
32,350		1.25		08/20/13	32,523,849
8,870		1.25		02/27/14	8,861,227
10,000		2.50		05/15/14	10,339,990

					72,959,827

	U.S. Government Obligations (10.8%)
	U.S. Treasury Notes
5,500		1.875		04/30/14	5,609,571
9,500		1.875		06/30/15	9,522,268
2,100		2.125		05/31/15	2,130,024
2,385		2.625		08/15/20	2,242,272
5,960		2.75		02/15/19	5,843,595
3,400		3.125		04/30/17	3,509,970

					28,857,700

	Total U.S. Government Agencies & Obligations (Cost $217,778,256)				219,326,755

	U.S. Government Agencies — Mortgage-Backed Securities (15.5%)
	Federal Home Loan Mortgage Corporation (ARM) (0.6%)
1,156		2.606		08/01/35	1,214,803
314		6.06		02/01/37	331,562

					1,546,365

	Federal Home Loan Mortgage Corporation (PC) Gold (1.9%)
4,514		4.50		12/01/24	4,732,871
111		7.50		05/01/35	128,478
56		8.00		08/01/32	65,997
58		8.50		08/01/31	69,305

					4,996,651

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ February 28, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON			MATURITY
THOUSANDS		RATE			DATE	VALUE

	Federal National Mortgage Association (11.7%)
$5,300		4.00		%	(c)	$5,447,404
2,946		4.00			06/01/24	3,033,235
7,892		4.50			06/01/24–07/01/24	8,280,814
13,138		5.00			12/01/23–08/01/40	13,843,976
147		7.50			08/01/37	169,882
263		8.00			04/01/33	305,947
112		8.50			10/01/32	130,988

						31,212,246

	Federal National Mortgage Association (ARM) (0.7%)
1,197		2.537			05/01/35	1,202,833
682		2.605			07/01/35	685,518

						1,888,351

	Government National Mortgage Association (0.6%)
796		7.50			11/15/32	929,637
573		8.50			07/15/30	689,419

						1,619,056

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $40,898,016)					41,262,669

	Collateralized Mortgage Obligation (0.6%)
	Private Issue
1,530	FDIC Structured Sale Guaranteed Notes 2010-S1 1A (144A) (Cost $1,530,256)(b)	0.81	(d)		02/25/48	1,531,969

	Short-Term Investments (3.2%)
	U.S. Government Obligation (e)(f) (0.9%)
2,545	U.S. Treasury Bill (Cost $2,544,346)	0.152			04/28/11	2,544,346

NUMBER OF
SHARES (000)
	Investment Company (g) (2.3%)
6,017	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $6,017,011)		6,017,011

	Total Short-Term Investments (Cost $8,561,357)		8,561,357

	Total Investments (Cost $268,767,885) (h)(i)	101.6%	270,682,750
	Liabilities in Excess of Other Assets	(1.6)	(4,218,748)

	Net Assets	100.0%	$266,464,002

ARM	Adjustable Rate Mortgage. Interest rate in effect as of February 28, 2011.

FDIC	Federal Deposit Insurance Corporation.

PC	Participation Certificate.

(a)	For the nine months ended February 28, 2011, there were no transactions in Citigroup Inc., U.S. Government Agencies & Obligations, and its affiliated broker/dealers which are affiliates of the Investment Adviser, Administrator and Distributor.

(b)	Resale is restricted to qualified institutional investors.

(c)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(d)	Floating rate security. Rate shown is the rate in effect at February 28, 2011.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(g)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidy Fund.

(h)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ February 28, 2011 (unaudited) continued
Futures Contracts Open at February 28, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

14	Long	U.S. Treasury Notes 10 Year, June 2011	$1,666,656	$3,640
9	Short	U.S. Treasury Bonds 30 Year, June 2011	(1,083,094)	(8,441)
37	Short	U.S. Treasury Notes 5 Year, June 2011	(4,326,688)	(13,664)
298	Short	U.S. Treasury Notes 2 Year, June 2011	(65,052,470)	(88,049)

		Net Unrealized Depreciation		$(106,514)

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ February 28, 2011 (unaudited) continued
Interest Rate Swap Contracts Open at February 28, 2011:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Credit Suisse Group	$26,025	3 Month LIBOR	Receive	0.80%	10/28/13	$299,808
Credit Suisse Group	10,900	3 Month LIBOR	Pay	2.098	10/28/17	(537,806)

		Net Unrealized Depreciation				$(237,998)

LIBOR — London Interbank Offered Rate

Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments ▪ February 28, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
U.S. Government Agencies & Obligations	$219,326,755	—	$219,326,755	—
U.S. Government Agencies — Mortgage-Backed Securities	41,262,669	—	41,262,669	—
Collateralized Mortgage Obligation	1,531,969	—	1,531,969	—
Short-Term Investments
U.S. Government Obligation	2,544,346	—	2,544,346	—
Investment Company	6,017,011	$6,017,011	—	—

Total Short-Term Investments	8,561,357	6,017,011	2,544,346	—

Futures	3,640	3,640	—	—
Interest Rate Swaps	299,808	—	299,808	—

Total	$270,986,198	$6,020,651	$264,965,547	—

Liabilities:
Futures	$(110,154)	$(110,154)	—	—
Interest Rate Swaps	(537,806)	—	$(537,806)	—

Total	$(647,960)	$(110,154)	$(537,806)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 28, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Duration U.S. Government Trust
/s/ Sara Furber
Sara Furber
Principal Executive Officer
April 19, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
April 19, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2011